Note 9 - Additional Financial Statement Information - Schedule of Prepaid and Other Current Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Prepaid expenses	$ 2,604	$ 1,767	$ 1,153
Advances to suppliers	228	588	829
Other current assets	413	843	713
Total	$ 3,245	$ 3,198	$ 2,695